Capital Lease	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
(16)	Capital Lease

In July 2011, the Company sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. The contract expired in 2016 and the Company paid all lease payments under the contract.

In 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 to a related party controlled by Yingli Group for cash consideration of RMB 99,000 and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. In 2016, terms of the contract was extended from eighteen years to twenty years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification because the payments were spread over more years.

In August 2013, the Company sold certain machinery and equipment with carrying amount of RMB 99,321 to a related party controlled by Yingli Group for cash consideration of RMB  100,000 and simultaneously entered into an eight-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 8-10 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a profit of approximately RMB 679, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification because the payments were spread over more years.

In June 2014, the Company sold certain machinery and equipment with carrying amount of RMB 109,193 to a related party controlled by Yingli Group for cash consideration of RMB 83,000 and simultaneously entered into a five-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 2-7 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over five years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 26,193, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. For the year ended December 31, 2015, due to lower-than-expected-utilization of the Company’s property, plant and equipment as discussed in note (5), impairment of RMB 11,657 was allocated against the equipment under this sales-leaseback transaction and all unamortized deferred expenses with total amount of RMB18,786 was recognized immediately in the consolidated statements of comprehensive loss. For the year ended December 31, 2016, due to a further impairment made in 2016 as discussed in note (5), a further impairment of   RMB 4,664 (US$ 672) was allocated against the equipment under this sales-leaseback transaction.

In November 2012, Lixian Yingli leased certain machinery and equipment from a related party controlled by Yingli Group. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2016, the carrying amount of the machinery and equipment related to this capital lease contract is RMB 19,330, and the payable related to this contract is RMB 93,843. In 2016, terms of the contract was extended from eight years to eleven years and interest rate was lowered down from benchmark interest rate for loan plus 20% to benchmark interest rate for loan plus 10%, after the Company and the related party entered into amendment of agreement. The minimum lease payment didn’t change before and after the modification because the payments were spread over more years.

In March 2015, Yingli Beijing sold a distributed PV generation project with carrying amount of RMB 19,804 to a third party for cash consideration of RMB 29,096 and simultaneously entered into a 6 years contract to lease back the assets from the third party by a subsidiary of Yingli Beijing. Pursuant to the terms of the contract, the Company is required to pay to the third party quarterly lease payments over 6 years and is entitled to obtain the ownership of the project at a nominal price upon the expiration of the lease. As Yingli Beijing will continue involvement in the operation of this PV projects, the transaction was a failed sales-leaseback, therefore, it is accounted for as a financing transaction.

Prior to the termination of construction contract with Yingli PV Group as discussed in note (2(b)) “Principles of Consolidation”, in April 2015, one of the Company’s VIE entities, Hanneng Guangping PV Power Development Co., Ltd. (“Hanneng Guangping”), entered into a 10-year lease agreement with an entity unrelated to the Company (“the lessor”) that, Hanneng Guangping, as a leasee, would lease PV modules and PV equipment with RMB 220,891 and RMB 117,590, respectively. The PV modules of RMB 220,891 were sold from Yingli China to the lessor before they were leased to Hanneng Guangping. The PV modules and PV equipment leased to Hanneng Guangping would be used in the construction of a project asset owned by Hanneng Guangping. As Hanneng Guangping would continue involvement in the construction and operation of this PV projects, the transaction was a failed sales-leaseback, therefore, it is accounted for as a financing transaction. The liability related to this financing lease was derecognized upon the termination of above mentioned construction contract with Yingli PV Group. The Company didn't conduct any new transaction in 2016.

As of December 31, 2015 and 2016, the gross amount of the equipment and related depreciation and impairment charge recorded under capital and financing lease were as follows:

	As of year ended December 31,
	2015	2016
	RMB	RMB	US$

Equipment	538,417	426,903	61,487
Less: accumulated depreciation	(159,612)	(137,839)	(19,853)
Impairment on equipment	(90,860)	(92,244)	(13,286)
Net Value	287,945	196,820	28,348

As of December 31, 2016, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2017	86,067	12,396
2018	63,422	9,135
2019	52,268	7,528
2020	42,647	6,142
2021	38,757	5,582
Thereafter	120,158	17,306
Total minimum lease payments	403,319	58,089
Less: Amount representing interest	70,352	10,133
Present value of net minimum lease payments	332,967	47,956
Current portion	54,615	7,866
Non-current portion	278,352	40,090